Condensed Interim Consolidated Statements of Financial Position - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 63,596	$ 65,300
Trade and other receivables (note 4)	693	1,314
Inventory	278	73
Income taxes receivable	1,480	2,361
Prepaid expenses and other current assets (note 5)	1,050	1,772
Total current assets	67,097	70,820
Restricted cash equivalents	330	335
Right of use assets	153	150
Property, plant and equipment	45	42
Other non-current assets	130
Identifiable intangible assets	612	625
Goodwill	7,977	8,130
Total Assets	76,344	80,102
Current liabilities
Payables and accrued liabilities (note 6)	2,795	2,672
Current portion of provisions	34	34
Income taxes payable	112	115
Current portion of deferred revenues (note 3)	2,582	4,815
Current portion of lease liabilities	143	130
Total current liabilities	5,666	7,766
Deferred revenues (note 3)	2,783	1,493
Deferred gain	96	98
Lease liabilities	22	31
Employee future benefits (note 7)	14,386	17,485
Provisions	232	243
Total liabilities	23,185	27,116
SHAREHOLDERS’ EQUITY
Share capital (note 8)	293,410	293,410
Warrants (note 8)	5,085	5,085
Other capital (note 8)	89,815	89,788
Deficit	(334,510)	(334,619)
Accumulated other comprehensive loss (“AOCI”)	(641)	(678)
Total shareholders’ equity	53,159	52,986
Total liabilities and shareholders’ equity	$ 76,344	$ 80,102